Non-controlling interests (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Associated non-controlling interests
Balance at beginning			$ 5,881	$ 6,710	$ 6,710	$ (235)
Non-controlling interests share of loss	$ (3,465)	$ (2,503)	(6,796)	(6,700)	(9,191)	(4,618)	$ (4,110)
Changes in non-controlling interests arising from changes in ownership interest					8,108	11,509
Other changes in non-controlling interests					254	54
Balance at ending	(352)		(352)		5,881	6,710	(235)
Total assets	294,802		294,802		153,531	71,721	52,777
Total liabilities	$ 51,314		51,314		125,717	23,029
Loans receivable					10,300
Non-wholly owned subsidiaries
Associated non-controlling interests
Total assets					61,532
Total liabilities					53,448
Net assets acquired					8,084
Kaizen
Associated non-controlling interests
Total assets					7,680
Total liabilities					1,487
Net assets acquired					6,193
VRB
Associated non-controlling interests
Total assets					27,641
Total liabilities					38,894
Net assets acquired					(11,253)
Cordoba
Associated non-controlling interests
Total assets					20,059
Total liabilities					5,566
Net assets acquired					14,493
Other [Member]
Associated non-controlling interests
Total assets					6,152
Total liabilities					7,501
Net assets acquired					(1,349)
Kaizen
Associated non-controlling interests
Balance at beginning			$ 1,072	(600)	(600)	249
Non-controlling interests share of loss					(788)	(1,141)
Changes in non-controlling interests arising from changes in ownership interest					2,415	342
Other changes in non-controlling interests					45	(50)
Balance at ending					$ 1,072	$ (600)	249
Ownership percentage	82.70%		82.70%		82.70%	73.20%
VRB
Associated non-controlling interests
Balance at beginning			$ (1,123)	(244)	$ (244)	$ 250
Non-controlling interests share of loss					(879)	(480)
Other changes in non-controlling interests						(14)
Balance at ending					$ (1,123)	$ (244)	250
Ownership percentage	90.00%		90.00%		90.00%	90.00%
Cordoba
Associated non-controlling interests
Balance at beginning			$ 6,004	7,615	$ 7,615	$ (675)
Non-controlling interests share of loss					(7,481)	(2,954)
Changes in non-controlling interests arising from changes in ownership interest					5,694	11,167
Other changes in non-controlling interests					176	77
Balance at ending					$ 6,004	$ 7,615	(675)
Ownership percentage	63.30%		63.30%		63.30%	58.40%
Other [Member]
Associated non-controlling interests
Balance at beginning			$ (72)	$ (61)	$ (61)	$ (59)
Non-controlling interests share of loss					(43)	(43)
Changes in non-controlling interests arising from changes in ownership interest					(1)
Other changes in non-controlling interests					33	41
Balance at ending					$ (72)	$ (61)	$ (59)
Ownership percentage					94.30%